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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-21785
                                   --------------------------------

                                Black Pearl Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

125 South Market Street, Suite 1200       San Jose, California         95113
--------------------------------------------------------------------------------
          (Address of principal executive offices)                   (Zip code)

                                 Kevin M. Landis

  Firsthand Capital Management, Inc. 125 South Market Street San Jose, CA 95113
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (408) 294-2200
                                                    ----------------------------

Date of fiscal year end:        December 31, 2008
                           -------------------------------

Date of reporting period:       June 30, 2008
                           -------------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.     REPORTS TO STOCKHOLDERS.

                                BLACK PEARL FUNDS

                             BLACK PEARL FOCUS FUND



                               SEMI-ANNUAL REPORT

                                  June 30, 2008

                                   (Unaudited)



                               INVESTMENT ADVISOR
                       Firsthand Capital Management, Inc.
                                  San Jose, CA

BLACK PEARL FUNDS
BLACK PEARL FOCUS FUND
SUPPLEMENTARY PORTFOLIO INFORMATION
JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

                                                          % OF NET
HOLDINGS BY SECTOR                                         ASSETS
==================================================================
Health Care                                                 33.6%
Information Technology                                      17.8%
Industrials                                                 15.2%
Materials                                                   12.9%
Consumer Discretionary                                      11.9%
Telecommunications Services                                  5.0%
Consumer Staples                                             1.9%
Cash Equivalents, Other Assets and Liabilities               1.7%


                                                           % OF NET
TOP TEN HOLDINGS                                            ASSETS
===================================================================
Gilead Sciences, Inc.                                       15.4%
Steel Dynamics, Inc.                                         7.8%
Joy Global, Inc.                                             6.8%
C.H. Robinson Worldwide, Inc.                                6.5%
Express Scripts, Inc.                                        6.0%
Sigma-Aldrich Corp.                                          5.1%
NII Holdings, Inc.                                           5.0%
Cadence Design Systems, Inc.                                 4.3%
KLA-Tencor Corp.                                             4.2%
Liberty Media Corp. - Interactive - Class A                  3.8%

BLACK PEARL FUNDS
BLACK PEARL FOCUS FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
    SHARES   COMMON STOCKS - 98.3%                                     VALUE
--------------------------------------------------------------------------------
             CONSUMER DISCRETIONARY - 11.9%
       815   Comcast Corp. - Class A                               $     15,460
       400   IAC/InterActiveCorp (a)                                      7,712
        60   Lamar Advertising Co. - Class A (a)                          2,162
       155   Liberty Global, Inc. - Class A (a)                           4,872
     1,495   Liberty Media Corp. - Interactive - Class A (a)             22,066
     1,255   Virgin Media, Inc.                                          17,081
                                                                   ------------
                                                                         69,353
                                                                   ------------
             CONSUMER STAPLES - 1.9%
       155   Costco Wholesale Corp.                                      10,872
                                                                   ------------

             HEALTH CARE - 33.6%
        90   Biogen Idec, Inc. (a)                                        5,030
       135   DENTSPLY International, Inc.                                 4,968
       555   Express Scripts, Inc. (a)                                   34,810
       170   Genzyme Corp. (a)                                           12,243
     1,695   Gilead Sciences, Inc. (a)                                   89,750
       200   Henry Schein, Inc. (a)                                      10,314
        55   Intuitive Surgical, Inc. (a)                                14,817
       165   Patterson Cos., Inc. (a)                                     4,849
       420   Teva Pharmaceutical Industries Ltd. - ADR                   19,236
                                                                   ------------
                                                                        196,017
                                                                   ------------
             INDUSTRIALS - 15.2%
       690   C.H. Robinson Worldwide, Inc.                               37,840
       525   Joy Global, Inc.                                            39,811
       215   Stericycle, Inc. (a)                                        11,115
                                                                   ------------
                                                                         88,766
                                                                   ------------
             INFORMATION TECHNOLOGY - 17.8%
       635   Applied Materials, Inc.                                     12,122
     2,510   Cadence Design Systems, Inc. (a)                            25,351
       105   Fiserv, Inc. (a)                                             4,764
       515   Flextronics International Ltd. (a)                           4,841
       595   KLA-Tencor Corp.                                            24,222
       565   Microchip Technology, Inc.                                  17,255
       390   Microsoft Corp.                                             10,729
       425   Sun Microsystems, Inc. (a)                                   4,624
                                                                   ------------
                                                                        103,908
                                                                   ------------

BLACK PEARL FUNDS
BLACK PEARL FOCUS FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------
    SHARES   COMMON STOCKS - 98.3% (CONTINUED)                         VALUE
--------------------------------------------------------------------------------
             MATERIALS - 12.9%
       550   Sigma-Aldrich Corp.                                   $     29,623
     1,165   Steel Dynamics, Inc.                                        45,517
                                                                   ------------
                                                                         75,140
                                                                   ------------
             TELECOMMUNICATIONS SERVICES - 5.0%
       615   NII Holdings, Inc. (a)                                      29,206
                                                                   ------------

             TOTAL COMMON STOCKS (Cost $579,217)                   $    573,262
                                                                   ------------

--------------------------------------------------------------------------------
    SHARES   MONEY MARKET SECURITIES - 1.8%                            VALUE
--------------------------------------------------------------------------------
    10,350   PNC Bank Money Market Account, 1.49%(b)
               (Cost $10,350)                                      $     10,350
                                                                   ------------

             TOTAL INVESTMENTS AT VALUE - 100.1% (Cost $589,567)   $    583,612

             LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1%)                (366)
                                                                   ------------

             NET ASSETS - 100.0%                                   $    583,246
                                                                   ============

(a)   Non-income producing security.

(b)   Variable rate security.

ADR - American Depositary Receipt.

See accompanying notes to financial statements.

BLACK PEARL FUNDS
BLACK PEARL FOCUS FUND
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
ASSETS
Investments in securities:
   At acquisition cost                                             $    589,567
                                                                   ============
   At value (Note 2)                                               $    583,612
Dividends and interest receivable                                           287
                                                                   ------------
   TOTAL ASSETS                                                         583,899
                                                                   ------------

LIABILITIES
Payable to Advisor (Note 4)                                                 653
                                                                   ------------
   TOTAL LIABILITIES                                                        653
                                                                   ------------

NET ASSETS                                                         $    583,246
                                                                   ============

NET ASSETS CONSIST OF:
Paid-in capital                                                    $    550,639
Accumulated net investment loss                                          (2,294)
Accumulated undistributed net realized gains from
   security transactions                                                 40,856
Net unrealized depreciation on investments                               (5,955)
                                                                   ------------
NET ASSETS                                                         $    583,246
                                                                   ============

Shares of beneficial interest outstanding (unlimited
   number of shares authorized, no par value)                            54,797
                                                                   ============

Net asset value, redemption price and offering price
   per share (Note 2)                                              $      10.64
                                                                   ============

See accompanying notes to financial statements.

BLACK PEARL FUNDS
BLACK PEARL FOCUS FUND
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends                                                       $      1,486
   Interest                                                                 107
                                                                   ------------
      TOTAL INVESTMENT INCOME                                             1,593
                                                                   ------------

EXPENSES
   Investment advisory fees (Note 4)                                      4,485
   Administration fees (Note 4)                                           1,346
                                                                   ------------
      TOTAL EXPENSES                                                      5,831
   Fees waived by the Advisor (Note 4)                                   (1,944)
                                                                   ------------
      NET EXPENSES                                                        3,887
                                                                   ------------

NET INVESTMENT LOSS                                                      (2,294)
                                                                   ------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
   Net realized gains from investments                                   41,880
   Net change in unrealized appreciation/depreciation
      on investments                                                   (149,530)
                                                                   ------------

NET REALIZED AND UNREALIZED LOSSES
   ON INVESTMENTS                                                      (107,650)
                                                                   ------------

NET DECREASE IN NET ASSETS FROM OPERATIONS                         $   (109,944)
                                                                   ============

See accompanying notes to financial statements.

BLACK PEARL FUNDS
BLACK PEARL FOCUS FUND
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------------------------
                                                                      SIX MONTHS          YEAR
                                                                         ENDED           ENDED
                                                                     JUNE 30, 2008    DECEMBER 31,
                                                                      (UNAUDITED)         2007
--------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment loss                                               $     (2,294)   $     (6,590)
   Net realized gains from investments                                     41,880          31,105
   Net increase from payment by Advisor due to the disposal of
      investments in violation of investment restrictions (Note 2)             --           4,019
   Net change in unrealized appreciation/depreciation
      on investments                                                     (149,530)         83,489
                                                                     ------------    ------------
Net increase (decrease) in net assets from operations                    (109,944)        112,023
                                                                     ------------    ------------

FROM DISTRIBUTIONS
   Distributions from net realized gains                                   (2,258)        (33,110)
                                                                     ------------    ------------

FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                                   --         500,000
   Net asset value of shares issued in reinvestment
   of distributions to shareholders                                         2,258          33,110
   Payments for shares redeemed                                                --        (526,595)
                                                                     ------------    ------------
Net increase in net assets from capital share transactions                  2,258           6,515
                                                                     ------------    ------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                                  (109,944)         85,428

NET ASSETS
   Beginning of period                                                    693,190         607,762
                                                                     ------------    ------------
   End of period                                                     $    583,246    $    693,190
                                                                     ============    ============

ACCUMULATED NET INVESTMENT INCOME (LOSS)                             $     (2,294)   $         --
                                                                     ============    ============

CAPITAL SHARE ACTIVITY
   Shares sold                                                                 --          43,783
   Shares reinvested                                                          212           2,719
   Shares redeemed                                                             --         (46,079)
                                                                     ------------    ------------
   Net increase from capital share activity                                   212             423
   Shares outstanding, beginning of period                                 54,585          54,162
                                                                     ------------    ------------
   Shares outstanding, end of period                                       54,797          54,585
                                                                     ============    ============

See accompanying notes to financial statements.

BLACK PEARL FUNDS
BLACK PEARL FOCUS FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------------------------------------------------
                                                                  SIX MONTHS         YEAR            YEAR           PERIOD
                                                                     ENDED          ENDED           ENDED            ENDED
                                                                 JUNE 30, 2008    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD:    (UNAUDITED)        2007            2006          2005 (a)
--------------------------------------------------------------------------------------------------------------------------------
   Net asset value at beginning of period                         $     12.70     $     11.22     $     11.07     $     10.00
                                                                  -----------     -----------     -----------     -----------

   Income (loss) from investment operations:
      Net investment loss                                               (0.04)          (0.12)          (0.12)          (0.02)
      Net realized and unrealized gains (losses) on investments         (1.98)           2.16            0.45            1.09
      Net increase from payment by Advisor (Note 2)                        --            0.07(c)           --              --
                                                                  -----------     -----------     -----------     -----------
   Total from investment operations                                     (2.02)           2.11            0.33            1.07
                                                                  -----------     -----------     -----------     -----------

   Less distributions:
      Distributions from net realized gains                             (0.04)          (0.63)          (0.18)             --
                                                                  -----------     -----------     -----------     -----------

   Net asset value at end of period                               $     10.64     $     12.70     $     11.22     $     11.07
                                                                  ===========     ===========     ===========     ===========

   Total return (b)                                                   (15.89%)(d)      19.13%(c)        3.08%          10.70%(d)
                                                                  ===========     ===========     ===========     ===========

RATIOS AND SUPPLEMENTAL DATA:
   Net assets at end of period                                    $   583,246     $   693,190     $   607,762     $   589,599
                                                                  ===========     ===========     ===========     ===========

   Ratio of gross expenses to average net assets                        1.95%(f)        1.95%           1.95%           1.95%(f)

   Ratio of net expenses to average net assets (e)                      1.30%(f)        1.30%           1.30%           1.30%(f)

   Ratio of net investment loss to average net assets                  (0.77%)(f)      (1.02%)         (1.10%)         (0.89%)(f)

   Portfolio turnover rate                                               182%(d)         219%            293%             38%(d)
--------------------------------------------------------------------------------------------------------------------------------

(a) Represents the period from the commencement of operations (November 1, 2005) through December 31, 2005.

(b) Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) During the year ended December 31, 2007, the Fund received a voluntary payment from the Advisor of $4,019 for losses realized on the disposal of investments not sold in violation of investment restrictions, which otherwise would have reduced the total return by 0.66% (Note 2).

(d)   Not annualized.

(e)   Ratio was determined after advisory fee waivers (Note 4).

(f)   Annualized.

See accompanying notes to financial statements.

BLACK PEARL FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
1.    ORGANIZATION

Black Pearl Focus Fund (the "Fund") is a non-diversified series of Black Pearl Funds (the "Trust"), an open-end management investment company established as a Delaware statutory trust under a Declaration of Trust dated July 8, 2005. The Fund commenced operations on November 1, 2005.

The investment objective of the Fund is long-term growth of capital.

2.    SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Fund's significant accounting policies:

Securities valuation - The Fund's portfolio securities are valued as of the close of business of the regular session of the New York Stock Exchange ("NYSE") (normally 4:00 p.m., Eastern time). Common stocks and other equity securities that are traded on a securities exchange are valued at the last quoted sales price at the close of regular trading on the day the valuation is made. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Price information on listed stocks is taken from the exchange where the security is primarily traded. If a security is not traded on the valuation date, the security will be valued at its most recent bid price. Securities traded in the over-the-counter market are valued at the last sale price (or, if the last sale price is not readily available, at the most recent closing bid price as quoted by brokers that make markets in the securities) at the close of trading on the NYSE. Securities and other assets that do not have market quotations readily available are valued at their fair value as determined in good faith using procedures established by the Board of Trustees.

The Financial Accounting Standards Board's ("FASB") Statement on Financial Accounting Standards ("SFAS") No. 157 "Fair Value Measurements" establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
   o  Level 1 - quoted prices in active markets for identical securities
   o  Level 2 - other significant observable inputs
   o  Level 3 - significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of June 30, 2008, all of the inputs used to value the investments of the Fund were Level 1.

Share valuation - The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of the Fund is equal to the net asset value per share.

Investment income - Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Other non-cash dividends are recognized as investment income at the fair value of the property received.

BLACK PEARL FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
Security transactions - Security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on a specific identification basis.

Distributions to shareholders - Distributions to shareholders arising from net investment income and net realized capital gains, if any, are distributed at least once each year. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations and are recorded on ex-dividend date, which may differ from accounting principles generally accepted in the United States of America.

Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax - It is the Fund's policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes is required.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the 12 months ended October 31) plus undistributed amounts from prior years.

The tax character of distributions paid during the periods ended June 30, 2008 and December 31, 2007 was as follows:

                                          Long-Term
       Period            Ordinary          Capital             Total
        Ended             Income            Gains          Distributions
   ------------------------------------------------------------------------
      06/30/08           $    --          $  2,258            $  2,258

      12/31/07           $ 6,784          $ 26,326            $ 33,110

The following information is computed on a tax basis for each item as of June 30, 2008:

            Tax cost of portfolio investments          $    589,748
                                                       ============
            Gross tax unrealized appreciation          $     19,987
            Gross tax unrealized depreciation               (26,123)
                                                       ------------
            Net tax unrealized depreciation                  (6,136)
            Accumulated net investment loss                  (2,294)
            Other gains                                      41,037
                                                       ------------
            Accumulated earnings                       $     32,607
                                                       ============

BLACK PEARL FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
The difference between the federal income tax cost of portfolio investments and the financial statement cost for the Fund is due to certain timing differences in the recognition of capital losses under income tax regulations and accounting principles generally accepted in the United States of America. Theses "book/tax" differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

During the year ended December 31, 2007, the Advisor voluntarily reimbursed $4,019 to the Fund for losses realized on the disposal of investments that were in violation of investment restrictions.

FASB'S INTERPRETATION NO. 48 ("FIN 48") "ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES" provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the year of determination. Based on management's analysis, the application of FIN 48 does not have a material impact on these financial statements. The statute of limitations on the Fund's tax returns remains open for the periods ended December 31, 2005 through December 31, 2007.

3.    INVESTMENT TRANSACTIONS

During the six months ended June 30, 2008, cost of purchases and proceeds from sales of investment securities, other than short-term investments and U.S. government securities, amounted to $1,097,147 and $1,090,894, respectively.

4.    TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY AGREEMENT
Firsthand Capital Management, Inc. (the "Advisor") serves as the investment advisor to the Fund. For its services, the Fund pays the Advisor, on a monthly basis, an investment advisory fee at the annual rate of 1.50% of its average daily net assets.

The Advisor has contractually agreed, until at least November 1, 2008, to reduce its fees and/or to make expense reimbursements so that the Fund's total operating expenses are limited to 1.30% of the Fund's average daily net assets. During the six months ended June 30, 2008, the Advisor waived investment advisory fees of $1,944. These waivers are not subject to recoupment.

ADMINISTRATION AGREEMENT
The Advisor is responsible for the provision of administrative and supervisory services to the Fund. For these services, the Fund pays to the Advisor, on a monthly basis, a fee equal to 0.45% per annum of its average daily net assets up to $200 million, 0.40% of such assets from $200 million to $500 million, 0.35% of such assets from $500 million to $1 billion, and 0.30% of such assets in excess of $1 billion. During the six months ended June 30, 2008, the Fund paid $1,346 to the Advisor for administrative services.

MUTUAL FUND SERVICES AGREEMENT
The Fund is party to a mutual fund services agreement with Ultimus Fund Solutions, LLC ("Ultimus") under which Ultimus provides day-to-day operational services to the Fund including, but not limited to, accounting, administrative, transfer agent, dividend disbursing, and recordkeeping services. The fees payable to Ultimus are paid by the Advisor (not the Fund) pursuant to the Administration Agreement between the Fund and the Advisor.

BLACK PEARL FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
DISTRIBUTION AGREEMENT
The Fund and the Advisor are parties to a Distribution Agreement with Ultimus Fund Distributors, LLC (the "Distributor"), under which the Distributor provides distribution services to the Fund and serves as principal underwriter to the Fund. The Advisor, not the Fund, is responsible for payment of the distribution fees.

Certain Trustees and officers of the Trust are directors and officers of the Advisor, Ultimus and/or the Distributor.

5.    CONTINGENCIES AND COMMITMENTS

The Fund indemnifies the Trust's officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

6.    SUBSEQUENT EVENT

Effective July 31, 2008, the Black Pearl Focus Fund discontinued its operations and liquidated all of its remaining assets.

BLACK PEARL FUNDS
BLACK PEARL FOCUS FUND
ABOUT YOUR FUND'S EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------
We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Fund, you incur ongoing costs, including management fees and other operating expenses. Operating expenses, which are deducted from the Fund's gross income, directly reduce the investment returns of the Fund.

A mutual fund's ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The expenses in the table below are based on an investment of $1,000 made at the beginning of the period (January 1, 2008) shown and held for the entire period (June 30, 2008).

The table below illustrates the Fund's costs in two ways:

ACTUAL FUND RETURN - This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN - This section is intended to help you compare the Fund's costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a "sales load."

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Fund's expenses, including annual expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund's prospectus.

BLACK PEARL FUNDS
BLACK PEARL FOCUS FUND
ABOUT YOUR FUND'S EXPENSES (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
                                        Beginning          Ending
                                      Account Value     Account Value    Expenses Paid
                                     January 1, 2008    June 30, 2008    During Period*
---------------------------------------------------------------------------------------
Based on Actual Fund Return            $1,000.00           $ 841.05          $5.61
Based on Hypothetical 5% Return
      (before expenses)                $1,000.00          $1,017.99          $6.52
---------------------------------------------------------------------------------------

*     Expenses are equal to the Fund's annualized expense ratio of 1.30% for the
      period,   multiplied  by  the  average  account  value  over  the  period, multiplied by 182/366 (to reflect the one-half year period).

OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling 1-408-521-5000, or on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling 1-408-521-5000, or the SEC's website at http://www.sec.gov.

The Trust files a complete listing of portfolio holdings for the Fund with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q. The filings are available free of charge, upon request, by calling 1-408-521-5000. Furthermore, you may obtain a copy of the filings on the SEC's website at http://www.sec.gov. The Trust's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ITEM 2.     CODE OF ETHICS.

Not required

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT.

Not required

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.     SCHEDULE OF INVESTMENTS.

Not applicable [schedule filed with Item 1]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 11.    CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.    EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b)   Certifications   required  by  Rule   30a-2(b)   under  the  Act  (17  CFR
270.30a-2(b)): Attached hereto

Exhibit 99.CERT         Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT      Certifications required by Rule 30a-2(b) under the Act

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Black Pearl Funds
            --------------------------------------------------------------------

By (Signature and Title)*           /s/ Kevin M. Landis
                            ----------------------------------------------------
                                    Kevin M. Landis, President

Date         August 25, 2008
       -----------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Kevin M. Landis
                            ----------------------------------------------------
                                    Kevin M. Landis, President

Date         August 25, 2008
       -----------------------------

By (Signature and Title)*           /s/ Mark J. Seger
                            ----------------------------------------------------
                                    Mark J. Seger, Treasurer

Date         August 25, 2008
       -----------------------------

* Print the name and title of each signing officer under his or her signature.